Capital stock (Tables)	12 Months Ended
Dec. 31, 2025
Capital stock
Schedule of shares issued and outstanding
	Number of common shares	Amount
Balance, December 31, 2023(1)	10,436,313	$81,014
Balance, December 31, 2024	10,436,313	$81,014
Balance, December 31, 2025	10,436,313	$81,014

Schedule of changes in stock options
Year ended December 31, 2024	Options	Weighted average exercise price
Balance, beginning of year	1,237,700	$1.72
Granted	40,000	1.25
Forfeited, cancelled or expired	(115,700)	(1.55)
Balance, end of year	1,162,000	$1.24
Options exercisable, end of year	582,000	$1.23
Year ended December 31	2024		2023
	Options	Weighted average exercise price	Options	Weighted average exercise price
Balance, beginning of period	1,477,700	$1.72	638,400	$3.05
Granted	-	-	1,205,000	1.25
Exercised	-	-	(185,000)	0.30
Forfeited, cancelled or expired	(240,000)	(4.02)	(180,700)	(4.76)
Balance, end of period	1,237,700	$1.27	1,477,700	$1.72
Options exercisable, end of period	385,700	$1.31	332,700	$3.32

Schedule of contractual life of options outstanding
Range of exercise prices	Number outstanding	Weighted average remaining contractual life	Options outstanding weighted average exercise price	Number exercisable
$1.10	60,000	0.58 years	$1.10	60,000
$1.11 - $1.25	1,102,000	7.07 years	$1.25	522,000
$1.10 ‑ $2.00	1,162,000	6.74 years	$1.23	582,000

Schedule of fair value of the options using the Black-Scholes option pricing model
Years ended December 31:	2025
Expected option life	4.8 years
Risk-free interest rate	2.86%
Dividend yield	nil
Expected volatility	58.96%

Schedule of calculation of basic and diluted earnings per share
Year ended December 31	2025	2024	2023
Basic net loss per share	$(0.68)	$(0.10)	$(0.09)
Diluted loss per share	$(0.68)	$(0.10)	$(0.09)

Schedule of loss used in computation of earnings per share
Year ended December 31	2025	2024	2023
Net loss	$(7,097)	$(1,039)	$(922)

Schedule of weighted average shares outstanding
Year ended December 31	2025	2024	2023
Weighted average shares outstanding for basic loss per share	10,436,313	10,436,313	10,436,313
Weighted average shares outstanding for diluted loss per share	10,436,313	10,436,313	10,436,313